Fair Value Measurements - Significant unobservable inputs investments measured at fair value using Level 3 inputs (Details)	Sep. 30, 2023 USD ($)	[1],[2],[3]	Jun. 30, 2023 USD ($)
Fair Value Measurements
Fair Value	$ 1,178,633,000		$ 935,310,172
EBITDA multiples
Fair Value Measurements
Fair Value			831,715,991
Revenue multiples
Fair Value Measurements
Fair Value			103,594,181
Market rate approach
Fair Value Measurements
Fair Value			$ 935,310,172
Market rate approach | Minimum
Fair Value Measurements
Debt Investments, measurement input			0.080
Market rate approach | Maximum
Fair Value Measurements
Debt Investments, measurement input			0.143
Market rate approach | Weighted average
Fair Value Measurements
Debt Investments, measurement input			0.100
Market comparable companies | EBITDA multiples | Minimum
Fair Value Measurements
Debt Investments, measurement input			0.090
Market comparable companies | EBITDA multiples | Maximum
Fair Value Measurements
Debt Investments, measurement input			0.300
Market comparable companies | EBITDA multiples | Weighted average
Fair Value Measurements
Debt Investments, measurement input			0.161
Market comparable companies | Revenue multiples | Minimum
Fair Value Measurements
Debt Investments, measurement input			0.035
Market comparable companies | Revenue multiples | Maximum
Fair Value Measurements
Debt Investments, measurement input			0.165
Market comparable companies | Revenue multiples | Weighted average
Fair Value Measurements
Debt Investments, measurement input			0.080

[1]	Equity investments are non-income producing securities, unless otherwise noted.
[2]	Ownership of certain equity investments occurs through a holding company or partnership.
[3]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 5. Fair Value Measurements.